Transactions with Related Parties	12 Months Ended
Dec. 31, 2015
Transactions with Related Parties [Abstract]
Transactions with Related Parties

2.Transactions with Related Parties

The following amounts were charged by related parties for services rendered:

	2015	2014	2013
Tsakos Shipping and Trading S.A. (commissions)	7,550	6,189	5,219
Tsakos Energy Management Limited (management fees)	16,032	15,840	15,487
Tsakos Columbia Shipmanagement S.A.	2,234	2,091	1,621
Argosy Insurance Company Limited	9,386	9,529	9,129
AirMania Travel S.A.	4,298	4,797	4,810

Total expenses with related parties	39,500	38,446	36,266

Balances due from and due to related parties are as follows:

	December 31,
	2015	2014
Due from related parties
Tsakos Columbia Shipmanagement S.A.	4,169	1,895

Total due from related parties	4,169	1,895

Due to related parties
Tsakos Energy Management Limited	61	93
Tsakos Shipping and Trading S.A.	982	881
Argosy Insurance Company Limited	410	8,766
AirMania Travel S.A.	287	396

Total due to related parties	1,740	10,136

There is also, at December 31, 2015, an amount of $776 ($875 at December 31, 2014) due to Tsakos Shipping and Trading S.A. and $124 ($379 at December 31, 2014) due to Argosy Insurance Company Limited, included in accrued liabilities, which relate to services rendered by these related parties, but not yet invoiced.

(a)Tsakos Energy Management Limited (the “Management Company”): The Holding Company has a Management Agreement (“Management Agreement”) with the Management Company, a Liberian corporation, to provide overall executive and commercial management of its affairs for a monthly fee. Per the Management Agreement of March 8, 2007, effective from January 1, 2008, there is a prorated adjustment if at the beginning of each year the Euro has appreciated by 10% or more against the U.S. Dollar since January 1, 2007. In addition, there is an increase each year by a percentage figure reflecting 12 month Euribor, if both parties agree. In 2015 and 2014, the monthly fees for operating vessels are $27.5, $20.4 for vessels chartered in and on a bare-boat basis, and $35.8 for the LNG carrier, of which $10.0 is paid to the Management Company and $25.8 to a third party manager and $27.5 per month, of which $13.9 are payable to a third party manager for the VLCC Millennium until November 5, 2015 when the vessel entered a bare-boat charter. From that date a monthly management fee of $20.4 is payable to the Company. Monthly management fees for the DP2 shuttle tankers have been agreed to $35.0 per vessel. Management fees for the suezmaxEurochampion 2004 are $27.5 per month, of which $12.0 is paid to a third party manager. In addition to the Management fee, the Management Agreement provides for an incentive award to the Management Company, which is at the absolute discretion of the Holding Company’s Board of Directors. In 2015, an award of $1,142 was granted to the Management Company and is included in the General and Administrative expenses in the accompanying Consolidated Statement of Comprehensive income/ (loss). In addition, a special award of $425 was paid to the Management Company in relation to capital raising offerings in 2015 and in 2014, $860 was awarded for offerings in 2014. These awards relating to offerings have been included as a deduction of additional paid in capital in the accompanying Financial Statements.

The Holding Company and the Management Company have certain officers and directors in common. The President, who is also the Chief Executive Officer and a Director of the Holding Company, is also the sole stockholder of the Management Company. The Management Company may unilaterally terminate its Management Agreement with the Holding Company at any time upon one year’s notice. In addition, if even one director was elected to the Holding Company’s Board of Directors without having been recommended by the existing Board, the Management Company would have the right to terminate the Management Agreement on ten days notice, and the Holding Company would be obligated as at December 31, 2015, to pay the Management Company an amount of approximately $170,159 and the Management Company, the Holding Company may terminate the Management Agreement only under specific circumstances, without the prior approval of the Holding Company’s Board of Directors.

Estimated future management fees payable over the next ten years under the Management Agreement, exclusive of any incentive awards and based on existing vessels and known vessels scheduled for future delivery as at December 31, 2015, are:

Year	Amount
2016	20,053
2017	20,850
2018	21,057
2019	20,989
2020	20,989
2021 to 2025	94,449

198,387

Management fees for vessels are included in the accompanying Consolidated Statements of Comprehensive income/(loss). Also, under the terms of the Management Agreement, the Management Company provides supervisory services for the construction of new vessels for a monthly fee of $20.4 in 2015, 2014 and 2013. These fees in total amounted to $3,346, $2,224 and $492 for 2015, 2014 and 2013, respectively and are either accounted for as part of construction costs for delivered vessels or are included in Advances for vessels under construction.

(b) Tsakos Columbia Shipmanagement S.A. (“TCM”): The Management Company appointed TCM to provide technical management to the Company’s vessels from July 1, 2010. TCM is owned jointly and in equal part by related party interests and by a private German Group. TCM, at the consent of the Holding Company, may subcontract all or part of the technical management of any vessel to an alternative unrelated technical manager.

Effective July 1, 2010, the Management Company, at its own expense, pays technical management fees to TCM, and the Company bears and pays directly to TCM most of its operating expenses, including repairs and maintenance, provisioning and crewing of the Company’s vessels, as well as certain charges which are capitalized or deferred, including reimbursement of the costs of TCM personnel sent overseas to supervise repairs and perform inspections on the Company’s vessels. The Company also pays to TCM certain fees to cover expenses relating to internal control procedures and information technology services which are borne by TCM on behalf of the Company.

TCM has a 25% share in a manning agency, located in the Philippines, named TCM Tsakos Maritime Philippines, which provides crew to certain of the Company’s vessels. The Company has no control or ownership directly in TCM Tsakos Maritime Philippines, nor had any direct transactions to date with the agency.

(c) Tsakos Shipping and Trading S.A. (“Tsakos Shipping”):Tsakos Shipping provides chartering services for the Company’s vessels by communicating with third party brokers to solicit research and propose charters. For this service, the Company pays Tsakos Shipping a chartering commission of approximately 1.25% on all freights, hires and demurrages. Such commissions are included in Voyage expenses in the accompanying Consolidated Statements of Comprehensive income/ (loss). Tsakos Shipping also provides sale and purchase of vessels brokerage service. In 2015, the handysize tanker Delphi and the suezmax tanker Triathlon were sold to client companies of Tsakos Shipping. For this service, Tsakos Shipping charged a brokerage commission of $215 which was 0.5% of the sale price of the vessels. Tsakos Shipping may also charge a fee of $200 (or such other sum as may be agreed) on delivery of each new-building vessel in payment for the cost of design and supervision of the new-building by Tsakos Shipping. In 2015, no such fee was charged. In 2014, $200 in aggregate was charged for supervision fees on the DP2 suezmax shuttle tankers Rio 2016 and Brasil 2014 and $605 in total, as a brokerage commission of 0.5% on the purchase of the suezmax tankers Eurovision and Euro.

Certain members of the Tsakos family are involved in the decision-making processes of Tsakos Shipping and of the Management Company, and are also shareholders of the Holding Company. During 2015, a company affiliated with a non executive member of the Board of Directors, received $0.3 million gross in commissions for brokerage services provided to the Company in relation to the charter of vessels owned by three of the Company's subsidiaries. All such arrangements were performed in the ordinary course of the Company's business and at terms standard to industry practice. There was no significant amount due to the brokerage company at December 31, 2015.

(d) Argosy Insurance Company Limited (“Argosy”): The Company places its hull and machinery insurance, increased value insurance, war risk insurance and certain other insurance through Argosy, a captive insurance company affiliated with Tsakos Shipping.

(e) AirMania Travel S.A. (“AirMania”): Apart from third-party agents, the Company also uses an affiliated company, AirMania, for travel services.